PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7– PROPERTY, PLANT AND EQUIPMENT

The following table summarizes the components of the Group’s property and equipment as of the dates presented:

	Thousands of Yen
	March 31, 2026	March 31, 2025
Buildings	¥196,045	¥98,383
Leasehold improvements	315,086	226,697
Vehicles	1,691	1,691
Tools, Furniture, and Fixtures	256,692	234,159
Land	1,495,032	70,894
Construction in progress	10,395	-
Right-of-use assets- Finance lease	66,955	64,879
	2,341,896	696,703
Accumulated depreciation	(366,325)	(301,452)
Accumulated depreciation- Finance lease	(46,206)	(37,724)
Total	¥1,929,365	¥357,527

Depreciation expense for the years ended March 31, 2026, 2025 and 2024 was ¥61,438 thousand, ¥135,623 thousand and ¥80,581 thousand, respectively, of which ¥24,893 thousand, ¥95,828 thousand and ¥32,478 thousand are recorded under selling, general and administrative expenses, respectively.